Quarterly Financial Data (unaudited) - Unaudited Condensed Financial Data (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Preferred stock redemption amount		$ 104,000	$ 25,345